Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 18, 2023
Entity Registrant Name	dei_EntityRegistrantName	CAVANAL HILL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000864508
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2022
Prospectus Date	rr_ProspectusDate	Dec. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Mid Cap Diverse Leadership Fund | CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAWVX
Mid Cap Diverse Leadership Fund | CLASS C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACWVX
Mid Cap Diverse Leadership Fund | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIWVX
Mid Cap Diverse Leadership Fund | INVESTOR SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APWVX